Organization and Principal Activities - Schedule of Consolidated Financial Statements Reflect the Activities (Details)	12 Months Ended
Sep. 30, 2025
Work BVI [Member]
Subsidiaries
Date of incorporation /acquisition	Mar. 15, 2022
Place of incorporation	British Virgin Islands (“BVI”)
Percentage of effective ownership	100.00%
Principal Activities	Investment holding
Work Medical Technology [Member]
Subsidiaries
Date of incorporation /acquisition	Apr. 19, 2022
Place of incorporation	Hong Kong
Percentage of effective ownership	100.00%
Principal Activities	Investment holding
Work RWA TECH LIMITED [Member]
Subsidiaries
Date of incorporation /acquisition	Sep. 02, 2025
Place of incorporation	Hong Kong
Percentage of effective ownership	100.00%
Principal Activities	Investment holding
WFOE [Member]
Subsidiaries
Date of incorporation /acquisition	Apr. 28, 2022
Place of incorporation	PRC
Percentage of effective ownership	100.00%
Principal Activities	Investment holding
Work Hangzhou [Member]
Subsidiaries
Date of incorporation /acquisition	Nov. 10, 2021
Place of incorporation	PRC
Percentage of effective ownership	100.00%
Principal Activities	Investment holding
Hangzhou Shanyou [Member]
Subsidiaries
Date of incorporation /acquisition	Apr. 29, 2002
Place of incorporation	PRC
Percentage of effective ownership	95.00%
Principal Activities	Produce and sale of medical consumables
Hangzhou Hanshi [Member]
Subsidiaries
Date of incorporation /acquisition	Jul. 22, 2019
Place of incorporation	PRC
Percentage of effective ownership	60.00%
Principal Activities	Sale of medical consumables
Shanghai Saitumofei Medical Treatment Technology Co., Ltd. (“Shanghai Saitumofei”) [Member]
Subsidiaries
Date of incorporation /acquisition	Jul. 27, 2022	[1]
Place of incorporation	PRC	[1]
Percentage of effective ownership	44.2017%	[1]
Principal Activities	Sale of medical consumable	[1]
Hunan Saitumofei Medical Treatment Technology Co., Ltd (“Hunan Saitumofei”) [Member]
Subsidiaries
Date of incorporation /acquisition	Jul. 27, 2022	[1]
Place of incorporation	PRC	[1]
Percentage of effective ownership	100.00%	[1]
Principal Activities	Sale of medical consumables	[1]
Hangzhou Woli Medical Treatment Technology Co., Ltd (“Hangzhou Woli”) [Member]
Subsidiaries
Date of incorporation /acquisition	Jul. 22, 2022
Place of incorporation	PRC
Percentage of effective ownership	100.00%
Principal Activities	Sale of medical consumables
Shanghai Chuqiang Medical Equipment Co., Ltd. (“Shanghai Chuqiang”) [Member]
Subsidiaries
Date of incorporation /acquisition	Mar. 12, 2018	[2]
Place of incorporation	PRC	[2]
Percentage of effective ownership	100.00%	[2]
Principal Activities	Sale of medical consumables	[2]
Hangzhou Youshunhe Technology Co., Ltd. (“Hangzhou Youshunhe”) [Member]
Subsidiaries
Date of incorporation /acquisition	Feb. 27, 2023
Place of incorporation	PRC
Percentage of effective ownership	51.00%
Principal Activities	Sale of medical consumables
Huangshan Saitumofei Medical Treatment Technology [Member]
Subsidiaries
Date of incorporation /acquisition	Apr. 30, 2024	[1]
Place of incorporation	PRC	[1]
Percentage of effective ownership	100.00%	[1]
Principal Activities	Research and development	[1]

[1]	On July 27, 2022, Work Hangzhou acquired 51% of the shares of Shanghai Saitumofei for a cash consideration of RMB100,000. Since then, Shanghai Saitumofei has become a subsidiary of the Group. On May 24, 2024, Work Hangzhou and the other original shareholders of Shanghai Saitumofei (collectively, the “Original Shareholders”) entered into a Capital Injection Agreement with Tunxi District Huangshan City Leading Industry Incubation Fund Ltd. (“Huangshan Fund”). According to the agreement, Huangshan Fund agreed to invest RMB20 million in cash to obtain 13.33% newly issued shares of Shanghai Saitumofei. Following the capital investment by Huangshan Fund, the Group’s ownership interest in Shanghai Saitumofei was diluted to 44.2017%. However, on May 24, 2024, the Original Shareholders entered into a concerted action agreement (the “Concerted Action Agreement”), to ensure that the Group retains majority voting rights (collectively 86.67%) in Shanghai Saitumofei. Under the Concerted Action Agreement, if the Original Shareholders cannot reach a consensus, Work Hangzhou’s opinion shall prevail. The Concerted Action Agreement has no fixed term and is irrevocable unless all parties consent unanimously. As a result, the Group is still required to consolidate Shanghai Saitumofei in the reporting entity in the scope of ASC 810 Consolidation.
[2]	Shanghai Chuqiang was dissolved on May 16, 2025, therefore, the Group will not consolidate Shanghai Chuqiang in the reporting entity henceforth.